FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2013
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

17.                FAIR VALUE MEASUREMENT

Asset and liability measured at fair value on a recurring basis

There were no financial assets measured at fair value on recurring basis as of December 31, 2012 and 2013. The Group’s financial liabilities measured at fair value on a recurring basis include (i) the redemption feature of Series A preferred shares, as set out in Note 15, based on Level 3 input as of December 31, 2013 as the Company used unobservable assumptions such as the probability of change of control of the Company which would trigger redemption to assess the fair value of the redemption feature and (ii) share-based compensation liability in connection with cash-settled nonvested shares discussed in Note 3(c), based on Level 1 input as the Company used the market price of the Company’s ordinary shares to remeasure the fair value of the nonvested shares. There were no financial liabilities measured at fair value on recurring basis as of December 31, 2012.

The following table summarizes the Group’s liability measured and recorded at fair value on recurring basis as of December 31, 2013:

December 31, 2013
Quoted price
	in active	Significant
	markets	other	Significant
	for identical	observable	unobservable
	investments	inputs	inputs
	Level 1	Level 2	Level 3	Total
Liability:
Derivative	—	—	776	776
Total liability at fair value	—	—	776	776

The following table summarizes the movement of the balances of the Group’s financial liabilities measured at fair value on a recurring basis:

Liabilities:

Balance at January 1, 2013	—
Derivative	994
Change in fair value of derivative	(218)
Balance at December 31, 2013	776

Assets and liabilities measured at fair value on a nonrecurring basis

The Group measured certain intangible assets at their fair value on a nonrecurring basis, resulting an impairment loss of $19 recognized in 2011, as set out in Note 9. The fair value was determined using models with significant unobservable inputs, which were classified as Level 3 inputs, primarily the discounted future cash flow.